Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
(16)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012, 2011 and 2010:

	2012
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$3,943	3,904	3,877	3,849
Interest expense	1,001	998	997	976

Net interest income	2,942	2,906	2,880	2,873
Provision for loan losses	168	467	174	368
Noninterest income	777	935	857	874
Noninterest expense	2,839	3,063	2,971	3,037
Income tax expense	234	99	193	93

Net income	$478	212	399	249

Per share data:
Basic net income per share	$0.32	0.14	0.26	0.17
Diluted net income per share	0.32	0.14	0.26	0.17
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	18.32	18.40	18.34	18.63

	2011
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,116	4,122	4,172	4,107
Interest expense	1,217	1,117	1,066	1,026

Net interest income	2,899	3,005	3,106	3,081
Provision for loan losses	673	709	309	536
Noninterest income	724	810	858	861
Noninterest expense	2,779	2,964	2,750	3,051
Income tax expense	45	35	297	133

Net income	$126	107	608	222

Per share data:
Basic net income per share	$0.09	0.07	0.40	0.15
Diluted net income per share	0.09	0.07	0.40	0.15
Cash dividends per share	0.00	0.00	0.00	0.00
Book value per share	17.83	17.99	18.44	18.01

	2010
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,084	4,107	4,124	4,295
Interest expense	1,521	1,505	1,470	1,340

Net interest income	2,563	2,602	2,654	2,955
Provision for loan losses	263	509	191	915
Noninterest income	672	714	855	894
Noninterest expense	2,708	2,711	2,764	2,853
Income tax expense (benefit)	81	29	180	18

Net income	$183	67	374	63

Per share data:
Basic net income (loss) per share	$0.12	0.05	0.25	0.04
Diluted net income (loss) per share	0.12	0.05	0.25	0.04
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	17.55	17.54	17.84	17.71